Segment Reporting - Schedule of Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Total assets:
Total assets	$ 157,830,185	$ 141,997,159
Total liabilities:
Total liabilities	114,816,155	105,954,375
Directly-Operated Physical Stores [Member]
Total assets:
Total assets	14,618,642	10,732,784
Total liabilities:
Total liabilities	12,247,978	12,841,698
Online Stores and Services [Member]
Total assets:
Total assets	10,302,391	4,323,971
Total liabilities:
Total liabilities	10,146,370	5,853,185
Franchise Stores and Wholesale Customers [Member]
Total assets:
Total assets	132,909,152	126,940,404
Total liabilities:
Total liabilities	$ 92,421,807	$ 87,259,492